Inventories	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories

7. Inventories

	2017	2016

Uranium
Concentrate	$820,426	$989,202
Broken ore	47,083	45,581
	867,509	1,034,783

NUKEM	13,801	141,040

Fuel services	68,456	112,116

Total	$949,766	$1,287,939

Cameco expensed $1,654,000,000 of inventory as cost of sales during 2017 (2016 - $1,752,000,000). Included in cost of sales is an $8,662,000 net write-down to reflect net realizable value (2016 - $18,054,000 net write-down).

In the past, NUKEM has entered into financing arrangements where future receivables arising from certain sales contracts were sold to financial institutions in exchange for cash. These arrangements required NUKEM to satisfy its delivery obligations under the sales contracts, which were recognized as deferred sales (note 13). In addition, NUKEM was required to pledge the underlying inventory as security against these performance obligations. There was no inventory pledged at December 31, 2017. As of December 31, 2016, NUKEM had $4,884,000 ($3,637,000 (US)) of inventory pledged as security under financing arrangements.